Inventories (Tables)	6 Months Ended
Mar. 31, 2024
Disclosure Of Inventories [Abstract]
Summary of Inventories

(In thousands of Euros)	March 31, 2024	September 30, 2023
Raw materials	85,351	69,580
Work in progress	33,816	23,102
Finished goods	531,796	502,410
Total inventories at the lower of cost and net realizable value	650,963	595,092